Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Current
Cash and cash equivalents (notes 9 and 18)	$ 353,241	$ 424,169
Restricted cash – current (notes 11, 16 and 18)	56,777	40,493
Accounts receivable, including non-trade of $12,793 (2018 – $7,883) and related party balances of $1,677 (2018 – $57,062)	199,957	174,031
Accrued Revenue	107,111	20,249
Prepaid expenses and other (note 16)	78,097	57,247
Net Investment in Direct Financing and Sales Type Leases	273,986	12,635
Current portion of loans to equity-accounted investments (note 23)	8,241	169,197
Assets Held-for-sale, Not Part of Disposal Group, Current	65,458	0
Total current assets	1,142,868	898,021
Non-current
Restricted cash – non-current	44,849	40,977
Vessels and equipment (note 9)
At cost, less accumulated depreciation of $1,259,404 (2018 – $1,270,460)	2,654,466	3,362,937
Vessels related to finance leases, at cost, less accumulated amortization of $[X] (2018 – $178,178) (note 11)	2,219,026	2,067,254
Operating Lease, Right-of-Use Asset (notes 1 and 10)	159,638	0
Advances on newbuilding contracts and conversion costs	0	86,942
Total vessels and equipment	5,033,130	5,517,133
Net Investment in Lease, Noncurrent (note 2)	544,823	562,528
Investments in and loans to equity-accounted investments (notes 4 and 23)	1,173,728	1,193,741
Goodwill, intangibles and other non-current assets (notes 6 and 16)	133,466	179,270
Goodwill	38,058	43,690
Total assets	8,072,864	8,391,670
Current
Accounts payable, accrued liabilities and other	135,496	31,201
Accrued Liabilities and Other Liabilities (notes 7 and 16)	276,354	235,384
Short-term Debt (note 8)	50,000	0
Loans from equity-accounted investments	18,647	75,292
Derivative Liability, Current	39,263	12,205
Current portion of long-term debt (note 9)	523,312	242,137
Current obligations related to finance leases (note 11)	95,339	102,115
Operating Lease, Liability, Current (Notes 1 and 10)	61,431	0
Disposal Group, Including Discontinued Operation, Liabilities, Current	2,980
Total current liabilities	1,163,559	686,129
Long-term debt (note 9)	2,303,840	3,077,386
Long-term obligations related to finance leases (note 11)	1,730,353	1,571,730
Long-term operating lease liabilities (notes 1 and 10)	87,171	0
Other long-term liabilities (notes 7 and 16)	216,348	189,397
Total liabilities	5,501,271	5,524,642
Equity
Common stock and additional paid-in capital ($0.001 par value; 725,000,000 shares authorized; 100,784,422 shares outstanding and issued (2018 – 100,435,210)) (note 13)	1,052,284	1,045,659
Accumulated deficit	(546,684)	(234,395)
Non-controlling interest	2,089,730	2,058,037
Accumulated other comprehensive loss (note 1)	(23,737)	(2,273)
Total equity	2,571,593	2,867,028
Total liabilities and equity	$ 8,072,864	$ 8,391,670